Capital and financial risk management - Contractual cash flows for non-derivative financial liabilities and derivative instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Borrowings	£ 9,294	£ 10,254
Interest on borrowings	2,213	2,639
Lease liability on leases with annual payments	137	161
Finance expense arising on lease liabilities	30	11
Trade payables and other liabilities not in net debt	3,123	3,253
Gross contractual cash flows	14,797	16,318
Rental payments due within one year
Borrowings
Borrowings	608	393
Interest on borrowings	275	316
Lease liability on leases with annual payments	48	44
Finance expense arising on lease liabilities	22	3
Trade payables and other liabilities not in net debt	3,110	3,242
Gross contractual cash flows	4,063	3,998
Rental payments due between one and two years
Borrowings
Borrowings	1,336	830
Interest on borrowings	236	291
Lease liability on leases with annual payments	36	36
Finance expense arising on lease liabilities	5	2
Trade payables and other liabilities not in net debt	13	9
Gross contractual cash flows	1,626	1,168
Rental payments due between two and three years
Borrowings
Borrowings	707	1,385
Interest on borrowings	220	248
Lease liability on leases with annual payments	25	25
Finance expense arising on lease liabilities	2	2
Trade payables and other liabilities not in net debt		1
Gross contractual cash flows	954	1,661
Rental payments due between three and four years
Borrowings
Borrowings	1,561	694
Interest on borrowings	176	230
Lease liability on leases with annual payments	14	21
Finance expense arising on lease liabilities	1	1
Trade payables and other liabilities not in net debt		1
Gross contractual cash flows	1,752	947
Rental payments due between four and five years
Borrowings
Borrowings	299	1,653
Interest on borrowings	163	184
Lease liability on leases with annual payments	7	13
Finance expense arising on lease liabilities		1
Gross contractual cash flows	469	1,851
Later than five years
Borrowings
Borrowings	4,783	5,299
Interest on borrowings	1,143	1,370
Lease liability on leases with annual payments	7	22
Finance expense arising on lease liabilities		2
Gross contractual cash flows	£ 5,933	£ 6,693